5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	$ 167,920	$ 167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	207,609	(385,279)
Cumulative Mineral Exploration Expenses since acquisition	(617,768)	(825,377)
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	197,944	28,881
Cumulative Mineral Exploration Expenses since acquisition	6,812,295	6,614,351
Portugal - Alvalade | Insurance
Cumulative Mineral Exploration Expenses since acquisition	29,236	25,975
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	6,685	0
Cumulative Mineral Exploration Expenses since acquisition	260,957	254,272
Portugal - Alvalade | Rent
Mineral Exploration Expenses	53,146	0
Cumulative Mineral Exploration Expenses since acquisition	659,230	606,084
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	11,330	1,474
Cumulative Mineral Exploration Expenses since acquisition	207,167	195,837
Portugal - Alvalade | Travel
Mineral Exploration Expenses	4,082	2,399
Cumulative Mineral Exploration Expenses since acquisition	250,376	246,294
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(71,740)	(418,539)
Cumulative Mineral Exploration Expenses since acquisition	(9,830,189)	(9,758,449)
Portugal - Alvalade | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	361,864	361,864
Portugal - Alvalade | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	20,079	17,178
Portugal - Alvalade | Drilling
Cumulative Mineral Exploration Expenses since acquisition	610,197	610,197
Portugal - Alvalade | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,020	1,020
Portugal - Alvalade | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4,145,186	4,145,186
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	6,317,147	6,317,147
Portugal - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	52,112	52,112
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	279,739	279,739
Portugal - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	596,896	596,896
Portugal - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	244,377	244,377
Portugal - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	247,277	247,277
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(4,890,826)	(4,890,826)
Portugal - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	693,608	693,608
Portugal - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	98,722	98,722
Portugal - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,244	1,244
Portugal - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	(1,136)
Cumulative Mineral Exploration Expenses since acquisition	78,728	78,728
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	0	12,884
Cumulative Mineral Exploration Expenses since acquisition	170,571	170,571
Kosovo - Slivovo | Insurance
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	0	2,964
Cumulative Mineral Exploration Expenses since acquisition	83,665	83,665
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	0	11,629
Cumulative Mineral Exploration Expenses since acquisition	53,787	53,787
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	0	879
Cumulative Mineral Exploration Expenses since acquisition	189,450	189,450
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	63,047	63,047
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	0	(29,492)
Cumulative Mineral Exploration Expenses since acquisition	(3,022,135)	(3,022,135)
Kosovo - Slivovo | Assaying
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	23,469	23,469
Kosovo - Slivovo | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geology work
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Report
Cumulative Mineral Exploration Expenses since acquisition	39.999	39.999
Kosovo - Slivovo | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,787,017	1,787,017
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	720,879	720,879
Kosovo - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	15,007	15,007
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	101,624	101,624
Kosovo - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	88,221	88,221
Kosovo - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,582
Kosovo - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,478
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	206,975	206,975
Kosovo - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,958
Kosovo - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	500,931	500,931
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	68,446	68,446
Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Others | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	4	4
Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	364,525	364,525
Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	207,609	(386,415)
Cumulative Mineral Exploration Expenses since acquisition	5,894,094	5,686,485
Geological salaries and consulting
Mineral Exploration Expenses	197,944	41,765
Cumulative Mineral Exploration Expenses since acquisition	14,033,251	13,835,307
Insurance
Cumulative Mineral Exploration Expenses since acquisition	110,959	107,698
Office and administrative fees
Mineral Exploration Expenses	6,685	2,964
Cumulative Mineral Exploration Expenses since acquisition	794,431	787,746
Rent
Mineral Exploration Expenses	53,146	11,629
Cumulative Mineral Exploration Expenses since acquisition	1,418,694	1,365,548
Site costs
Mineral Exploration Expenses	11,330	2,353
Cumulative Mineral Exploration Expenses since acquisition	844,441	833,111
Travel
Mineral Exploration Expenses	4,082	2,399
Cumulative Mineral Exploration Expenses since acquisition	598,504	594,422
Reimbursements from optionee
Mineral Exploration Expenses	(71,740)	(448,031)
Cumulative Mineral Exploration Expenses since acquisition	(17,788,308)	(17,716,568)
Assaying
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	1,285,920	1,285,920
Depreciation
Cumulative Mineral Exploration Expenses since acquisition	118,801	115,900
Drilling
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,262,927
Geology work
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	74,380	74,380
Report
Cumulative Mineral Exploration Expenses since acquisition	39,999	39,999
Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	$ 34,339	$ 34,339